Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	As of December 31,
	2024	2023
	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	55	55
Computer software and electronic equipment	75	75
Leasehold improvements	236	235
	1,103	1,102
Less - Accumulated depreciation	(1,103)	(1,019)
Net book value	$-	$83